Segment Information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Information
Summary of revenues

Revenues	Advertising & Marketing	Other	Total
	(In thousand)

Year ended December 31, 2012	$51,049	$14,880	$65,929

Year ended December 31, 2013	$148,426	$39,887	$188,313

Year ended December 31, 2014	$264,782	$69,390	$334,172